Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2020	2019
Current
Federal	$—	$(151,597)
State and local	387	10,004
Total Current	387	(141,593)
Deferred
Federal	—	—
State and local	—	—
Total Deferred	—	—
Total Provision (Benefit)	$387	$(141,593)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2020	2019
Deferred Tax Assets:
Net operating losses	$4,098,329	$4,265,150
Share-based compensation	859,100	989,763
Amortization of Intangible Assets	769,742	1,056,162
Rent	15,272	168,036
Tax Credits	62,969	62,969
Other	160,762	72,032
Subtotal	5,966,174	6,614,116
Less Valuation Allowance:	(5,903,825)	(6,349,900)
Total Deferred Tax Assets	62,349	264,216
Deferred Tax Liabilities:
Property and equipment	(62,349)	(264,216)
Total Deferred Tax Liabilities	(62,349)	(264,216)
Net Deferred Tax Assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2020	2019
Federal statutory rate	21.0%	21.0%
Permanent differences	0.2%	(6.7)%
State and local taxes	1.9%	(0.2)%
Valuation allowance	(37.0)%	(0.1)%
Deferred tax adjustment	0.0%	(9.9)%
Share based compensation	14.6%	(2.7)%
Other	(0.6)%	0.1%
Effective tax rate	0.1%	1.6%